Leases Future Minimum Rental Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 12.7
2014	11.9
2015	10.0
2016	9.3
2017	8.9
2018 and thereafter	28.5
Total minimum lease payments	$ 81.3